Warrants Liabilities (Details) - Schedule of Warrants are Fair Valued using Black-Scholes Model	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Warrants are Fair Valued using Black-Scholes Model [Abstract ]
Volatility	130.00%	75.00%
Risk-free rate	3.794%	3.794%